Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	As of December 31,
	2023	2024
	revised
	$’000	$’000
Other payables and accruals (Note i)	303	275
Tax payable	130	75
Payroll and bonus payables	3,814	3,063
Total	4,247	3,413

Other payables and accruals are unsecured, non-interest-bearing and repayable on demand. The fair values of other payables and accruals at the end of each of the Relevant Periods approximated to their corresponding carrying amounts.